ACQUISITION ACQUISITION (Details 3) - DCP Business - USD ($) $ in Millions		12 Months Ended
	Oct. 05, 2015	Dec. 31, 2015
Acquired Indefinite-lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 582.3
Intangible assets	$ 582.3
Customers, customer contracts and relationships
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years	15 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 490.3
Acquired Technology
Acquired Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years	7 years
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 85.0
Trade Names
Acquired Indefinite-lived Intangible Assets [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 7.0